DEFERRED TAX - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 5,857	£ 4,048
Deferred tax liabilities	(208)	0
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,857	4,048
Deferred tax liabilities	(208)	0
Asset at 31 December	5,649	4,048
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	7,999	6,377
Deferred tax liabilities	(2,350)	(2,329)
Asset at 31 December	£ 5,649	£ 4,048